UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2003
                                                --------------

Check here if Amendment [  ];                     Amendment Number:
     This Amendment (Check only one.):            [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             YEAGER, WOOD & MARSHALL, INC.
                  -----------------------------
Address:          630 FIFTH AVENUE, STE 2900
                  ------------------------------
                  NEW YORK, N.Y.  10111
                  ------------------------------

Form 13F File Number:  28-113
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         GORDON M. MARCHAND
              ------------------
Title:        VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
              ------------------------------------------------
Phone:        212-765-5350
              ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND       NEW YORK, NY       MAY 13, 2003
----------------------      -------------       ------------
       [Signature]          [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        20
                                                       -------------
Form 13F Information Table Value Total:                $ 626,291,977
                                                       -------------
                                                        (thousands)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113

                                                                DATE: 03/31/03

   ITEM 1:                      ITEM 2:            ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:        ITEM 7:       ITEM 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT                    VOTING
NAME OF ISSUER              TITLE OF CLASS          CUSIP     FAIR MARKET SHARES OR       DISCRETION      MANAGER      AUTHORITY
                                                    NUMBER       VALUE    PRINC.AMT.   SOLE  SHARED  OTHER        SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON STOCK    002824100   27,512       731,510                  X                         58755       672755
AUTOMATIC DATA
 PROCESSING, INC.     COMMON STOCK    053015103   20,392       662,277                  X                         55925       606352
AMERICAN INT'L GROUP  COMMON STOCK    026874107   37,642       761,216                  X                         68553       692663
COLGATE-PALMOLIVE CO  COMMON STOCK    194162103   31,236       573,777                  X                         47100       526677
DELL COMPUTER CORP.   COMMON STOCK    247025109   35,383     1,295,617                  X                        118800      1176817
GILLETTE COMPANY      COMMON STOCK    375766102   29,638       957,905                  X                         84832       873073
HOME DEPOT INC.       COMMON STOCK    437076102   39,246     1,611,087                  X                        150200      1460887
JOHNSON & JOHNSON     COMMON STOCK    478160104   37,002       639,402                  X                         49100       590302
COCA COLA COMPANY     COMMON STOCK    191216100   30,741       759,401                  X                         65600       693801
MARSH & MCLENNAN CO   COMMON STOCK    571748102   25,318       593,908                  X                         52900       541008
MERCK & CO.,  INC.    COMMON STOCK    589331107   34,791       635,100                  X                         55900       579200
PFIZER, INC.          COMMON STOCK    717081103   40,900     1,312,589                  X                        120800      1191789
PROCTER & GAMBLE      COMMON STOCK    742718109   27,437       308,103                  X                         29200       278903
STARBUCKS CORP.       COMMON STOCK    855244109   36,408     1,413,350                  X                        121300      1292050
STAPLES INC.          COMMON STOCK    855030102   34,492     1,881,721                  X                        171700      1710021
STATE STREET CORP.    COMMON STOCK    857477103   26,216       828,839                  X                         65800       763039
TIFFANY & COMPANY     COMMON STOCK    886547108   24,640       985,614                  X                         76063       909551
UNITED PARCEL SRVCE   COMMON STOCK    911312106   26,502       464,944                  X                         39475       425469
WAL-MART STORES       COMMON STOCK    931142103   35,081       674,249                  X                         65200       609049
WM. WRIGLEY, JR. CO.  COMMON STOCK    982526105   25,715       455,130                  X                         42000       413130

GRAND TOTAL:                                               626,291,977

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